Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	3D Printing and Technology Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The 3D Printing and Technology Fund (the "Fund") seeks long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	(1)Investments that are not subject to any sales charges at the time of purchase may be subject to a contingent deferred sales charge ("CDSC") of 1.00% if you sell your Shares within 12 months after purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the Expense Cap for the time period described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities issued by U.S. and non-U.S. 3D printing companies and technology companies, regardless of their stock market value (or "market capitalization"). The Fund will not change its 80% policy unless it gives shareholders at least 60 days' notice. Equity securities include common stocks, preferred stocks, securities convertible into common stocks, American Depositary Receipts ("ADRs") and warrants. 3D printing, or additive manufacturing, produces three-dimensional objects from digital models. The Fund defines a "3D printing company(ies)" as an entity in which at least 50% of the company's revenues or earnings were derived from the development or distribution of the equipment and materials used in additive manufacturing or at least 50% of the company's assets were devoted to such activities, based upon the company's most recent fiscal year. The Fund defines a "technology company" as an entity in which at least 50% of the company's revenues or earnings were derived from technology activities or at least 50% of the company's assets were devoted to such activities, based upon the company's most recent fiscal year. 3D printing and technology companies include, among others, those in the manufacturing, biotech, computer software, robotics, design, and hardware industries. In selecting technology companies, the Fund will take into account whether the companies have or are in the process of developing products or services that use 3D printing technology. The Fund may invest in technology companies that do not derive at least 50% of their revenues or earnings from the development or distribution of the equipment and materials used in additive manufacturing or do not devote at least 50% of their assets to such activities. Such technology companies may have very limited or no exposure to 3D printing processing.

The Fund may invest up to 20% of its net assets in investments not related to 3D printing and technology. The Fund may invest in companies domiciled in the United States or in foreign countries, including companies domiciled in emerging or developing markets.

The Fund has a fundamental policy (i.e., one that cannot be changed without shareholder approval) of investing 25% or more of its assets in 3D printing companies.

In selecting securities for purchase or sale for the Fund, the Adviser uses a "top down" approach to create a universe of securities in which the Fund may invest. The Adviser then employs a research oriented "bottom-up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes companies that the Adviser believes are strongly managed and will generate above-average long-term capital appreciation.

The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that investors closely review and understand the risks of investing in the Fund.

ADR Risk. The Fund may invest in ADRs. ADRs are depositary receipts for foreign company stocks that are not themselves listed on a U.S. exchange, and are issued by a bank and held in trust at that bank, and that entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts. ADRs are U.S. dollar denominated. ADR risks include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading. Unsponsored ADRs may involve additional risks.

Common Stock and Other Equity Securities Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Investments in convertible securities subject the Fund to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Concentration Risk. The Fund concentrates its investments in 3D printing companies. Because of its concentration, the performance of the Fund is tied closely to and is affected by developments in 3D printing and its related businesses. The value of the Fund's shares may fluctuate more than shares of a fund investing in other industries or in a broader range of industries.

Emerging Markets Risk. Emerging markets investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about companies in such markets. Securities traded on emerging markets are potentially illiquid and may be subject to volatility and high transaction costs.

Foreign Investments Risk. Foreign investments may be subject to the same risks as domestic investments and to additional risks which include international trade, currency fluctuation, and political, regulatory and diplomatic risks, which may affect their value. Foreign investments may also suffer from a lack of timely or reliable financial information. Also, foreign securities are subject to the risk that their market price may not reflect the issuer's condition because there is not sufficient publicly available information about the issuer. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Holding Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest in is rapidly rising.

Large Capitalization Company Risk. The Fund's investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Limited History of Operations Risk. The Fund has a limited history of operation.

Management Risk. The ability of the Fund to meet its investment objective is directly related to the Adviser's investment strategies for the Fund. The value of your investment in the Fund may vary with the effectiveness of the Adviser's research, analysis and asset allocation among portfolio securities. If the Adviser's investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely.

Manufacturing Company Risk. Stock prices for manufacturing companies are affected by supply and demand for their specific products. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Market Events Risk. Overall equity market risk, including volatility, may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

New Industry Risk. 3D printing is a relatively new technology, and is subject to risks associated with a developing industry. These risks include, but are not limited to, technological progress, government regulation, world economic growth and increased competition. The prices of securities of companies involved in a new industry may be more volatile than those in more mature industries. There can be no assurance that the development of a new industry will occur according to current market predictions.

Non-Diversification Risk. A non-diversified fund's greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund's portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer's ability to make payments on the preferred stock.

Purchasing Initial Public Offerings Risk. The Fund may purchase securities of companies in initial public offerings or shortly after those offerings are complete. Special risks associated with these securities may include a limited number of shares available for trading, lack of a trading history, lack of investor knowledge of the issuer, and limited operating history. These factors may contribute to substantial price volatility for the shares of these companies.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Small and Medium Capitalization Company Risk. Investments in small and medium capitalization companies may be less liquid and their securities' prices may fluctuate more than those of larger, more established companies. Often, small companies and the industries in which they are focused are still evolving, and they are more sensitive to changing market conditions than larger companies in more established industries. Small and medium sized companies may have more limited product lines, markets and financial resources that make them more susceptible to economic and market setbacks and their management may be dependent on a limited number of key individuals. The smaller the company, the greater effect these risks may have on the company's operations and performance, which could have a significant impact on the price of the security. These factors could adversely affect the Fund's ability to sell such securities at a desirable time and price.

Technology Risk. Investments in technology companies, such as companies that develop, distribute or rely on 3D printing technology, are subject to risks particularly affecting technology or technology-related companies, such as the risk of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility, limited operating histories and management experience, and patent and other intellectual property considerations.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund or the Fund could underperform other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. A non-diversified fund's greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund's portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund is not provided because the Fund has not been operational for a full calendar year.
Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	47.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	48.18%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(46.93%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	6,274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	8,258
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,148
Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	32.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	33.82%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(32.32%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	5,281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	7,880
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	10,060
A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	36.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	37.58%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(36.08%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	719
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	5,856
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	8,192
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,867
C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	36.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	38.33%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(36.08%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	228
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	5,698
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	8,130
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,819

[1]	3D Printing Fund Advisers, LLC (the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Institutional Shares, Investor Shares, A Shares and C Shares to 1.25%, 1.50%, 1.50% and 2.25%, respectively, through April 30, 2016 (the "Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment (1) is made within three years of the fee waiver or expense reimbursement (2) is approved by the Board and (3) does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of a class to exceed the current Expense Cap or the Expense Cap in place at the time the fees were waived.
[2]	Investments that are not subject to any sales charges at the time of purchase may be subject to a contingent deferred sales charge ("CDSC") of 1.00% if you sell your Shares within 12 months after purchase.